Allowance for loan losses	12 Months Ended
Dec. 31, 2013
Loans and Leases Receivable, Allowance [Abstract]
Allowance for loan losses

Note 10 – Allowance for loan losses

The Corporation's assessment of the allowance for loan losses is determined in accordance with accounting guidance, specifically loss contingencies guidance in ASC Subtopic 450-20 (general reserve) and loan impairment guidance in ASC Section 310-10-35 (specific reserve).

The accounting guidance provides for the recognition of a loss allowance for groups of homogeneous loans. The determination for general reserves of the allowance for loan losses includes the following principal factors:

  Base net loss rates, which are based on the moving average of annualized net loss rates computed over a 3-year historical loss period for the commercial and construction loan portfolios, and an 18-month period for the consumer and mortgage loan portfolios. The base net loss rates are applied by loan type and by legal entity.

  Recent loss trend adjustment, which replaces the base loss rate with a 12-month average loss rate for the commercial, construction and legacy loan portfolios and 6-month average loss rate for the consumer and mortgage loan portfolios, when these trends are higher than the respective base loss rates, up to a determined cap in the case of consumer and mortgage loan portfolios. The objective of this adjustment is to allow for a more recent loss trend to be captured and reflected in the ALLL estimation process, while limiting excessive pro-cyclicality on changing economic periods using caps for the consumer and mortgage portfolios given the shorter six month look back window. These caps are calibrated annually at the end of each year and consistently applied until the next annual review. As part of the periodic review of the adequacy of the ALLL models and related assumptions, management monitors and reviews the loan segments for which the caps are being triggered in order to assess the reasonability of the cap in light of the risk profile of the portfolio and current credit and loss trends. Upon the completion of these qualitative reviews, management may make reserve adjustments that may partially or fully override the effect of the caps, if warranted. The caps are determined by measuring historic periods in which the recent loss trend adjustment rates were higher than the base loss rates and setting the cap at a percentile of the historic trend loss rates.

  For the period ended December 31, 2013, 27% (2012 - 32%) of the ALLL for BPPR non-covered loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial multi-family, leasing, and auto loan portfolios for 2013, and in the commercial multi-family, commercial and industrial, construction, credit cards, and personal loan portfolios for 2012.

  For the period ended December 31, 2013, 29% (2012 – 8%) of the ALLL for BPNA loan portfolios utilized the recent loss trend adjustment instead of the base loss. The effect of replacing the base loss with the recent loss trend adjustment was mainly concentrated in the commercial multi-family, commercial real estate non-owner occupied, commercial and industrial and legacy loan portfolios for 2013, and in the construction and legacy loan portfolios for 2012.

  For the period ended December 31, 2013, the recent loss trend adjustment caps for the consumer and mortgage portfolios were triggered in only one portfolio segment within the Puerto Rico consumer portfolio. Management assessed the impact of the applicable cap through a review of qualitative factors that specifically considered the drivers of recent loss trends and changes to the portfolio composition. The related effect of the aforementioned cap was immaterial for the overall level of the Allowance for Loan and Lease Losses for the Puerto Rico consumer portfolio.

  For the period ended December 31, 2012, the recent loss trend adjustment caps for the consumer and mortgage portfolios were triggered in three consumer portfolio segments and one mortgage portfolio segment in the Puerto Rico region, and three consumer portfolio segments in the US region. Management assessed the adequacy of the applicable caps through a review of qualitative factors and recorded a $4 million qualitative offsetting adjustment that reversed the effect of the cap on the overall level of the Allowance for Loan and Lease Losses for the Puerto Rico mortgage portfolio. This offsetting adjustment considered the aforementioned review of qualitative factors, specifically, the 2012 revision to the Corporation's charge-off policy that resulted in higher loss trends for this portfolio. The related effect of the aforementioned Puerto Rico and US region caps was immaterial for the overall level of the Allowance for Loan and Lease Losses for the corresponding portfolios.

  At December 31, 2012, the impact of the use of recent loss trend adjustment caps on the overall level of Allowance for Loan and Lease Losses for the commercial portfolio was immaterial. The use of recent loss trend adjustment caps in the commercial portfolio was eliminated in the second quarter of 2013.

  Environmental factors, which include credit and macroeconomic indicators such as unemployment rate, economic activity index and delinquency rates, were adopted to account for current market conditions that are likely to cause estimated credit losses to differ from historical losses. The Corporation reflects the effect of these environmental factors on each loan group as an adjustment that, as appropriate, increases or decreases the historical loss rate applied to each group. Environmental factors provide updated perspective on credit and economic conditions. Regression analysis was used to select these indicators and quantify the effect on the general reserve of the allowance for loan losses.

During the second quarter of 2013, management enhanced the estimation process for evaluating the adequacy of the general reserve component of the allowance for loan losses. The enhancements to the ALLL methodology, which is described in the paragraphs below, was implemented as of June 30, 2013 and resulted in a net increase to the allowance for loan losses of $11.8 million for the non-covered portfolio and $7.5 million for the covered portfolio.

Management made the following principal changes to the methodology during the second quarter of 2013:

  Incorporated risk ratings to establish a more granular stratification of the commercial, construction and legacy loan portfolios to enhance the homogeneity of the loan classes. Prior to the second quarter enhancements, the Corporation's loan segmentation was based on product type, line of business and legal entity. During the second quarter of 2013, lines of business were simplified and a regulatory classification level was added. These changes increased the homogeneity of each portfolio and captured the higher potential for loan loss in the criticized and substandard accruing categories.

  These refinements resulted in a decrease to the allowance for loan losses of $42.9 million at June 30, 2013, which consisted of a $35.7 million decrease in the non-covered BPPR segment and a $7.2 million reduction in the BPNA segment.

  Recalibration and enhancements of the environmental factors adjustment. The environmental factor adjustments are developed by performing regression analyses on selected credit and economic indicators for each applicable loan segment. Prior to the second quarter enhancements, these adjustments were applied in the form of a set of multipliers and weights assigned to credit and economic indicators. During the second quarter of 2013, the environmental factor models used to account for changes in current credit and macroeconomic conditions, were enhanced and recalibrated based on the latest applicable trends. Also, as part of these enhancements, environmental factors are directly applied to the adjusted base loss rates using regression models based on particular credit data for the segment and relevant economic factors. These enhancements results in a more precise adjustment by having recalibrated models with improved statistical analysis and eliminating the multiplier concept that ensures that environmental factors are sufficiently sensitive to changing economic conditions.

The combined effect of the aforementioned changes to the environmental factors adjustment resulted in an increase to the allowance for loan losses of $52.5 million at June 30, 2013, of which $56.1 million relate to the non-covered BPPR segment, offset in part by a $3.6 million reduction in the BPNA segment.

There were additional enhancements to the allowance for loan losses methodology which accounted for an increase of $9.7 million at June 30, 2013 at the BPPR segment. These enhancements included the elimination of the use of a cap for the commercial recent loss adjustment (12-month average), the incorporation of a minimum general reserve assumption for the commercial, construction and legacy portfolios with minimal or zero loss history, and the application of the enhanced ALLL framework to the covered loan portfolio.

The following tables present the changes in the allowance for loan losses for the years ended December 31, 2013 and 2012.

For the year ended December 31, 2013
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297
Provision (reversal of provision)	157,433	(7,563)	258,541	11,234	128,239	547,884
Charge-offs	(112,266)	(6,757)	(49,418)	(6,034)	(113,616)	(288,091)
Recoveries	26,665	15,399	1,682	2,528	38,056	84,330
Net write-downs related to loans sold	(161,297)	(1,846)	(199,502)	-	-	(362,645)
Ending balance	$128,150	$5,095	$130,330	$10,622	$152,578	$426,775

For the year ended December 31, 2013
Puerto Rico - Covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906
Provision (reversal of provision)	(2,255)	43,653	25,706	-	2,292	69,396
Charge-offs	(28,422)	(39,730)	(10,679)	-	(3,952)	(82,783)
Recoveries	815	5,622	65	-	71	6,573
Ending balance	$42,198	$19,491	$36,006	$-	$4,397	$102,092

For the year ended December 31, 2013
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404
Provision (reversal of provision)	(9,867)	(1,320)	4,054	(21,981)	14,397	(14,717)
Charge-offs	(56,070)	-	(10,156)	(22,528)	(25,520)	(114,274)
Recoveries	32,702	-	2,353	25,111	4,109	64,275
Ending balance	$46,832	$247	$26,599	$13,704	$24,306	$111,688

For the year ended December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607
Provision (reversal of provision)	145,311	34,770	288,301	(21,981)	11,234	144,928	602,563
Charge-offs	(196,758)	(46,487)	(70,253)	(22,528)	(6,034)	(143,088)	(485,148)
Recoveries	60,182	21,021	4,100	25,111	2,528	42,236	155,178
Net write-down related to loans sold	(161,297)	(1,846)	(199,502)	-	-	-	(362,645)
Ending balance	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

For the year ended December 31, 2012
Puerto Rico - Non-covered loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$255,453	$5,850	$72,322	$4,651	$115,126	$453,402
Provision (reversal of provision)	106,802	(2,271)	103,482	(814)	74,868	282,067
Charge-offs	(185,653)	(3,910)	(59,286)	(4,680)	(120,658)	(374,187)
Recoveries	41,013	6,193	2,509	3,737	30,563	84,015
Ending balance	$217,615	$5,862	$119,027	$2,894	$99,899	$445,297

For the year ended December 31, 2012
Puerto Rico - Covered Loans

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$94,472	$20,435	$5,310	$-	$4,728	$124,945
Provision	23,847	20,006	21,513	-	9,473	74,839
Charge-offs	(46,290)	(30,556)	(5,909)	-	(8,225)	(90,980)
Recoveries	31	61	-	-	10	102
Ending balance	$72,060	$9,946	$20,914	$-	$5,986	$108,906

For the year ended December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Beginning balance	$113,979	$2,631	$29,939	$46,228	$44,184	$236,961
Provision (reversal of provision)	10,775	(664)	15,572	3,212	23,140	52,035
Charge-offs	(69,364)	(1,659)	(16,708)	(36,529)	(41,045)	(165,305)
Recoveries	24,711	1,259	1,545	20,191	5,041	52,747
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	(34)
Ending balance	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

For the year ended December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Beginning balance	$463,904	$28,916	$107,571	$46,228	$4,651	$164,038	$815,308
Provision (reversal of provision)	141,424	17,071	140,567	3,212	(814)	107,481	408,941
Charge-offs	(301,307)	(36,125)	(81,903)	(36,529)	(4,680)	(169,928)	(630,472)
Recoveries	65,755	7,513	4,054	20,191	3,737	35,614	136,864
Net (write-down) recovery related to loans transferred to LHFS	(34)	-	-	-	-	-	(34)
Ending balance	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

The following table provides the activity in the allowance for loan losses related to covered loans accounted for pursuant to ASC Subtopic 310-30.

	ASC 310-30 Covered loans
	For the years ended
(In thousands)	December 31, 2013	December 31, 2012
Balance at beginning of period	$95,407	$83,477
Provision for loan losses	58,858	59,052
Net charge-offs	(60,350)	(47,122)
Balance at end of period	$93,915	$95,407

The following tables present information at December 31, 2013 and December 31, 2012 regarding loan ending balances and the allowance for loan losses by portfolio segment and whether such loans and the allowance pertains to loans individually or collectively evaluated for impairment.

At December 31, 2013
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$38,034	$1,053	$29,920	$85,593
General ALLL non-covered loans	111,741	4,918	92,296	9,569	122,658	341,182
ALLL - non-covered loans	128,150	5,095	130,330	10,622	152,578	426,775
Specific ALLL covered loans	153	140	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	4,397	102,092
Total ALLL	$170,348	$24,586	$166,336	$10,622	$156,975	$528,867

Loans held-in-portfolio:
Impaired non-covered loans	$245,380	$16,823	$399,347	$2,893	$125,342	$789,785
Non-covered loans held-in-portfolio
excluding impaired loans	6,220,210	144,348	5,001,332	540,868	3,191,296	15,098,054
Non-covered loans held-in-portfolio	6,465,590	161,171	5,400,679	543,761	3,316,638	15,887,839
Impaired covered loans	20,945	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	47,123	2,984,427
Total loans held-in-portfolio	$8,278,394	$351,298	$6,335,052	$543,761	$3,363,761	$18,872,266

At December 31, 2013
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$-	$-	$17,633	$-	$280	$17,913
General ALLL	46,832	247	8,966	13,704	24,026	93,775
Total ALLL	$46,832	$247	$26,599	$13,704	$24,306	$111,688

Loans held-in-portfolio:
Impaired loans	$52,136	$5,663	$52,726	$6,045	$2,361	$118,931
Loans held-in-portfolio,
excluding impaired loans	3,519,459	39,250	1,228,071	205,090	613,227	5,605,097
Total loans held-in-portfolio	$3,571,595	$44,913	$1,280,797	$211,135	$615,588	$5,724,028

At December 31, 2013
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$16,409	$177	$55,667	$-	$1,053	$30,200	$103,506
General ALLL non-covered loans	158,573	5,165	101,262	13,704	9,569	146,684	434,957
ALLL - non-covered loans	174,982	5,342	156,929	13,704	10,622	176,884	538,463
Specific ALLL covered loans	153	140	-	-	-	-	293
General ALLL covered loans	42,045	19,351	36,006	-	-	4,397	101,799
ALLL - covered loans	42,198	19,491	36,006	-	-	4,397	102,092
Total ALLL	$217,180	$24,833	$192,935	$13,704	$10,622	$181,281	$640,555

Loans held-in-portfolio:
Impaired non-covered loans	$297,516	$22,486	$452,073	$6,045	$2,893	$127,703	$908,716
Non-covered loans held-in-portfolio
excluding impaired loans	9,739,669	183,598	6,229,403	205,090	540,868	3,804,523	20,703,151
Non-covered loans held-in-portfolio	10,037,185	206,084	6,681,476	211,135	543,761	3,932,226	21,611,867
Impaired covered loans	20,945	-	-	-	-	-	20,945
Covered loans held-in-portfolio
excluding impaired loans	1,791,859	190,127	934,373	-	-	47,123	2,963,482
Covered loans held-in-portfolio	1,812,804	190,127	934,373	-	-	47,123	2,984,427
Total loans held-in-portfolio	$11,849,989	$396,211	$7,615,849	$211,135	$543,761	$3,979,349	$24,596,294

At December 31, 2012
Puerto Rico

(In thousands)	Commercial	Construction	Mortgage	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,323	$120	$58,572	$1,066	$17,779	$94,860
General ALLL non-covered loans	200,292	5,742	60,455	1,828	82,120	350,437
ALLL - non-covered loans	217,615	5,862	119,027	2,894	99,899	445,297
Specific ALLL covered loans	8,505	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	5,986	108,906
Total ALLL	$289,675	$15,808	$139,941	$2,894	$105,885	$554,203

Loans held-in-portfolio:
Impaired non-covered loans	$447,779	$35,849	$557,137	$4,881	$130,663	$1,176,309
Non-covered loans held-in-portfolio
excluding impaired loans	5,848,505	176,418	4,391,787	535,642	3,103,666	14,056,018
Non-covered loans held-in-portfolio	6,296,284	212,267	4,948,924	540,523	3,234,329	15,232,327
Impaired covered loans	109,241	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	73,199	3,755,972
Total loans held-in-portfolio	$8,540,931	$573,663	$6,025,654	$540,523	$3,307,528	$18,988,299

At December 31, 2012
U.S. Mainland

(In thousands)	Commercial	Construction	Mortgage	Legacy	Consumer	Total
Allowance for credit losses:
Specific ALLL	$25	$-	$16,095	$-	$107	$16,227
General ALLL	80,042	1,567	14,253	33,102	31,213	160,177
Total ALLL	$80,067	$1,567	$30,348	$33,102	$31,320	$176,404

Loans held-in-portfolio:
Impaired loans	$79,885	$5,960	$54,093	$18,744	$2,714	$161,396
Loans held-in-portfolio,
excluding impaired loans	3,482,033	34,630	1,075,490	365,473	631,843	5,589,469
Total loans held-in-portfolio	$3,561,918	$40,590	$1,129,583	$384,217	$634,557	$5,750,865

At December 31, 2012
Popular, Inc.

(In thousands)	Commercial	Construction	Mortgage	Legacy	Leasing	Consumer	Total
Allowance for credit losses:
Specific ALLL non-covered loans	$17,348	$120	$74,667	$-	$1,066	$17,886	$111,087
General ALLL non-covered loans	280,334	7,309	74,708	33,102	1,828	113,333	510,614
ALLL - non-covered loans	297,682	7,429	149,375	33,102	2,894	131,219	621,701
Specific ALLL covered loans	8,505	-	-	-	-	-	8,505
General ALLL covered loans	63,555	9,946	20,914	-	-	5,986	100,401
ALLL - covered loans	72,060	9,946	20,914	-	-	5,986	108,906
Total ALLL	$369,742	$17,375	$170,289	$33,102	$2,894	$137,205	$730,607

Loans held-in-portfolio:
Impaired non-covered loans	$527,664	$41,809	$611,230	$18,744	$4,881	$133,377	$1,337,705
Non-covered loans held-in-portfolio
excluding impaired loans	9,330,538	211,048	5,467,277	365,473	535,642	3,735,509	19,645,487
Non-covered loans held-in-portfolio	9,858,202	252,857	6,078,507	384,217	540,523	3,868,886	20,983,192
Impaired covered loans	109,241	-	-	-	-	-	109,241
Covered loans held-in-portfolio
excluding impaired loans	2,135,406	361,396	1,076,730	-	-	73,199	3,646,731
Covered loans held-in-portfolio	2,244,647	361,396	1,076,730	-	-	73,199	3,755,972
Total loans held-in-portfolio	$12,102,849	$614,253	$7,155,237	$384,217	$540,523	$3,942,085	$24,739,164

Impaired loans

The following tables present loans individually evaluated for impairment at December 31, 2013 and December 31, 2012.

December 31, 2013
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$3,405	$6,942	$3,405	$6,942	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	47,245	55,397	66,365	74,804	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	33,749	47,545	89,575	121,965	6,473
Commercial and industrial	30,370	33,152	7,568	55,665	68,141	86,035	101,293	7,568
Construction	2,324	9,047	177	14,499	36,951	16,823	45,998	177
Mortgage	358,437	376,393	38,034	40,910	45,181	399,347	421,574	38,034
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	-	-	1,354	1,354	171
Other	498	498	92	-	-	498	498	92
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Puerto Rico	$607,149	$658,192	$85,886	$203,581	$270,220	$810,730	$928,412	$85,886

December 31, 2013
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$7,668	$10,870	$7,668	$10,870	$-
Commercial real estate non-owner occupied	-	-	-	27,016	37,393	27,016	37,393	-
Commercial real estate owner occupied	-	-	-	15,624	19,910	15,624	19,910	-
Commercial and industrial	-	-	-	1,828	1,828	1,828	1,828	-
Construction	-	-	-	5,663	5,663	5,663	5,663	-
Mortgage	46,192	50,570	17,633	6,534	8,513	52,726	59,083	17,633
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Consumer:
HELOCs	-	-	-	198	198	198	198	-
Auto	-	-	-	88	88	88	88	-
Other	2,075	2,075	280	-	-	2,075	2,075	280
Total U.S. mainland	$48,267	$52,645	$17,913	$70,664	$93,178	$118,931	$145,823	$17,913

December 31, 2013
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$-	$-	$-	$11,073	$17,812	$11,073	$17,812	$-
Commercial real estate non-owner occupied	19,120	19,407	2,368	74,261	92,790	93,381	112,197	2,368
Commercial real estate owner occupied	55,826	74,420	6,473	49,373	67,455	105,199	141,875	6,473
Commercial and industrial	30,370	33,152	7,568	57,493	69,969	87,863	103,121	7,568
Construction	2,324	9,047	177	20,162	42,614	22,486	51,661	177
Mortgage	404,629	426,963	55,667	47,444	53,694	452,073	480,657	55,667
Legacy	-	-	-	6,045	8,715	6,045	8,715	-
Leasing	2,893	2,893	1,053	-	-	2,893	2,893	1,053
Consumer:
Credit cards	45,015	45,015	8,344	-	-	45,015	45,015	8,344
HELOCs	-	-	-	198	198	198	198	-
Personal	78,475	78,475	21,313	-	-	78,475	78,475	21,313
Auto	1,354	1,354	171	88	88	1,442	1,442	171
Other	2,573	2,573	372	-	-	2,573	2,573	372
Covered loans	12,837	17,538	293	8,108	10,063	20,945	27,601	293
Total Popular, Inc.	$655,416	$710,837	$103,799	$274,245	$363,398	$929,661	$1,074,235	$103,799

December 31, 2012
Puerto Rico
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$271	$288	$6	$13,080	$19,969	$13,351	$20,257	$6
Commercial real estate non-owner occupied	22,332	25,671	1,354	55,320	63,041	77,652	88,712	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	121,476	167,639	222,161	316,981	12,614
Commercial and industrial	70,216	85,508	3,349	64,399	99,608	134,615	185,116	3,349
Construction	1,865	3,931	120	33,984	70,572	35,849	74,503	120
Mortgage	517,341	539,171	58,572	39,796	42,913	557,137	582,084	58,572
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	772	772	79	-	-	772	772	79
Other	493	493	12	-	-	493	493	12
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Puerto Rico	$913,016	$1,004,217	$103,365	$372,534	$508,221	$1,285,550	$1,512,438	$103,365

December 31, 2012
U.S. mainland
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,327	$1,479	$25	$6,316	$9,898	$7,643	$11,377	$25
Commercial real estate non-owner occupied	-	-	-	45,815	64,783	45,815	64,783	-
Commercial real estate owner occupied	-	-	-	20,369	22,968	20,369	22,968	-
Commercial and industrial	-	-	-	6,058	8,026	6,058	8,026	-
Construction	-	-	-	5,960	5,960	5,960	5,960	-
Mortgage	45,319	46,484	16,095	8,774	10,328	54,093	56,812	16,095
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Consumer:
HELOCs	201	201	11	-	-	201	201	11
Auto	91	91	2	-	-	91	91	2
Other	2,422	2,422	94	-	-	2,422	2,422	94
Total U.S. mainland	$49,360	$50,677	$16,227	$112,036	$151,935	$161,396	$202,612	$16,227

December 31, 2012
Popular, Inc.
	Impaired Loans – With an			Impaired Loans
	Allowance			With No Allowance		Impaired Loans - Total
		Unpaid			Unpaid		Unpaid
	Recorded	principal	Related	Recorded	principal	Recorded	principal	Related
(In thousands)	investment	balance	allowance	investment	balance	investment	balance	allowance
Commercial multi-family	$1,598	$1,767	$31	$19,396	$29,867	$20,994	$31,634	$31
Commercial real estate non-owner occupied	22,332	25,671	1,354	101,135	127,824	123,467	153,495	1,354
Commercial real estate owner occupied	100,685	149,342	12,614	141,845	190,607	242,530	339,949	12,614
Commercial and industrial	70,216	85,508	3,349	70,457	107,634	140,673	193,142	3,349
Construction	1,865	3,931	120	39,944	76,532	41,809	80,463	120
Mortgage	562,660	585,655	74,667	48,570	53,241	611,230	638,896	74,667
Legacy	-	-	-	18,744	29,972	18,744	29,972	-
Leasing	4,881	4,881	1,066	-	-	4,881	4,881	1,066
Consumer:
Credit cards	42,514	42,514	1,666	-	-	42,514	42,514	1,666
HELOCs	201	201	11	-	-	201	201	11
Personal	86,884	86,884	16,022	-	-	86,884	86,884	16,022
Auto	863	863	81	-	-	863	863	81
Other	2,915	2,915	106	-	-	2,915	2,915	106
Covered loans	64,762	64,762	8,505	44,479	44,479	109,241	109,241	8,505
Total Popular, Inc.	$962,376	$1,054,894	$119,592	$484,570	$660,156	$1,446,946	$1,715,050	$119,592

The following table presents the average recorded investment and interest income recognized on impaired loans for the years ended December 31, 2013 and 2012.

For the year ended December 31, 2013
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$8,356	$259	$7,493	$120	$15,849	$379
Commercial real estate non-owner occupied	58,773	2,225	36,688	223	95,461	2,448
Commercial real estate owner occupied	125,091	2,956	19,024	150	144,115	3,106
Commercial and industrial	102,408	4,206	2,328	15	104,736	4,221
Construction	31,491	-	5,821	-	37,312	-
Mortgage	461,534	25,610	53,137	1,955	514,671	27,565
Legacy	-	-	12,957	-	12,957	-
Leasing	3,822	-	-	-	3,822	-
Consumer:
Credit cards	40,044	-	-	-	40,044	-
HELOCs	-	-	199	-	199	-
Personal	82,687	-	-	-	82,687	-
Auto	1,003	-	89	-	1,092	-
Other	417	-	2,260	-	2,677	-
Covered loans	42,791	1,245	-	-	42,791	1,245
Total Popular, Inc.	$958,417	$36,501	$139,996	$2,463	$1,098,413	$38,964

For the year ended December 31, 2012
	Puerto Rico		U.S. Mainland		Popular, Inc.
	Average	Interest	Average	Interest	Average	Interest
	recorded	income	recorded	income	recorded	income
(In thousands)	investment	recognized	investment	recognized	investment	recognized
Commercial multi-family	$14,737	$-	$9,012	$145	$23,749	$145
Commercial real estate non-owner occupied	64,308	1,108	58,688	1,139	122,996	2,247
Commercial real estate owner occupied	202,783	2,820	32,436	91	235,219	2,911
Commercial and industrial	125,373	2,267	18,344	37	143,717	2,304
Construction	44,276	278	17,039	-	61,315	278
Mortgage	450,284	25,534	52,909	1,989	503,193	27,523
Legacy	-	-	33,786	120	33,786	120
Leasing	5,372	-	-	-	5,372	-
Consumer:
Credit cards	39,574	-	-	-	39,574	-
HELOCs	-	-	81	-	81	-
Personal	90,949	-	-	-	90,949	-
Auto	255	-	73	-	328	-
Other	2,813	-	2,404	-	5,217	-
Covered loans	93,820	3,587	-	-	93,820	3,587
Total Popular, Inc.	$1,134,544	$35,594	$224,772	$3,521	$1,359,316	$39,115

Modifications

Troubled debt restructurings related to non-covered loan portfolios amounted to $ 1.0 billion at December 31, 2013 (December 31, 2012 - $ 1.2 billion). The amount of outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings amounted $3 million related to the commercial loan portfolio at December 31, 2013 (December 31, 2012 - $4 million). There were no outstanding commitments to lend additional funds to debtors owing loans whose terms have been modified in troubled debt restructurings related to construction loan portfolio at December 31, 2013 (December 31, 2012 - $120 thousand).

A modification of a loan constitutes a troubled debt restructuring (“TDR”) when a borrower is experiencing financial difficulty and the modification constitutes a concession.

Commercial and industrial loans modified in a TDR often involve temporary interest-only payments, term extensions, and converting evergreen revolving credit lines to long-term loans. Commercial real estate (“CRE”), which includes multifamily, owner-occupied and non-owner occupied CRE, and construction loans modified in a TDR often involve reducing the interest rate for a limited period of time or the remaining term of the loan, extending the maturity date at an interest rate lower than the current market rate for new debt with similar risk, or reductions in the payment plan. Construction loans modified in a TDR may also involve extending the interest-only payment period.

Residential mortgage loans modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally five years to ten years. After the lowered monthly payment period ends, the borrower reverts back to paying principal and interest per the original terms with the maturity date adjusted accordingly.

Home equity loans modifications are made infrequently and are not offered if the Corporation also holds the first mortgage. Home equity loans modifications are uniquely designed to meet the specific needs of each borrower. Automobile loans modified in a TDR are primarily comprised of loans where the Corporation has lowered monthly payments by extending the term. Credit cards modified in a TDR are primarily comprised of loans where monthly payments are lowered to accommodate the borrowers' financial needs for a period of time, normally up to 24 months.

As part of its NPL reduction strategy and in order to expedite the resolution of delinquent construction and commercial loans, commencing in 2012, the Corporation routinely enters into liquidation agreements with borrowers and guarantors through the regular legal process, bankruptcy procedures and in certain occasions, out of court transactions. These liquidation agreements, in general, contemplate the following conditions: (1) consent to judgment by the borrowers and guarantors; (2) acknowledgement by the borrower of the debt, its liquidity and maturity; and (3) acknowledgment of the default in payments. The contractual interest rate is not reduced and continues to accrue during the term of the agreement. At the end of the period, the borrower is obligated to remit all amounts due or be subject to the Corporation's exercise of its foreclosure rights and further collection efforts. Likewise, the borrower's failure to make stipulated payments will grant the Corporation the ability to exercise its foreclosure rights. This strategy tends to expedite the foreclosure process, resulting in a more effective and efficient collection process. Although in general, these liquidation agreements do not contemplate the forgiveness of principal or interest as debtor is required to cover all outstanding amounts when the agreement becomes due, it could be construed that the Corporation has granted a concession by temporarily accepting a payment schedule that is different from the contractual payment schedule. Accordingly, loans under these program agreements are considered TDRs.

Loans modified in a TDR that are not accounted pursuant to ASC Subtopic 310-30 are typically already in non-accrual status at the time of the modification and partial charge-offs have in some cases already been taken against the outstanding loan balance. The TDR loan continues in non-accrual status until the borrower has demonstrated a willingness and ability to make the restructured loan payments (generally at least six months of sustained performance after the modification (or one year for loans providing for quarterly or semi-annual payments)) and management has concluded that it is probable that the borrower would not be in payment default in the foreseeable future.

Loans modified in a TDR may have the financial effect to the Corporation of increasing the specific allowance for loan losses associated with the loan. Consumer and residential mortgage loans modified under the Corporation's loss mitigation programs that are determined to be TDRs are individually evaluated for impairment based on an analysis of discounted cash flows.

For consumer and mortgage loans that are modified with regard to payment terms and which constitute TDRs, the discounted cash flow value method is used as the impairment valuation is more appropriately calculated based on the ongoing cash flow from the individuals rather than the liquidation of the asset. The computations give consideration to probability of defaults and loss-given-foreclosure on the related estimated cash flows.

Commercial and construction loans that have been modified as part of loss mitigation efforts are evaluated individually for impairment. The vast majority of the Corporation's modified commercial loans are measured for impairment using the estimated fair value of the collateral, as these are normally considered as collateral dependent loans. The Corporation may also modified commercial loans at their estimated realizable values determined by discounting the expected future cash flows. Construction loans that have been modified are also accounted for as collateral dependent loans. The Corporation determines the fair value measurement dependent upon its exit strategy for the particular asset(s) acquired in foreclosure.

The following tables present the non-covered and covered loans classified as TDRs according to their accruing status at December 31, 2013 and December 31, 2012.

	Popular, Inc.
	Non-Covered Loans
	December 31, 2013			December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$109,462	$80,140	$189,602	$105,648	$208,119	$313,767
Construction	425	10,865	11,290	2,969	10,310	13,279
Legacy	-	949	949	-	5,978	5,978
Mortgage	535,357	82,786	618,143	405,063	273,042	678,105
Leases	270	2,623	2,893	1,726	3,155	4,881
Consumer	116,719	10,741	127,460	125,955	8,981	134,936
Total	$762,233	$188,104	$950,337	$641,361	$509,585	$1,150,946

	Popular, Inc.
	Covered Loans
	December 31, 2013			December 31, 2012
(In thousands)	Accruing	Non-Accruing	Total	Accruing	Non-Accruing	Total
Commercial	$7,389	$10,017	$17,406	$46,142	$4,071	$50,213
Construction	-	3,464	3,464	-	7,435	7,435
Mortgage	146	189	335	149	220	369
Consumer	221	22	243	517	106	623
Total	$7,756	$13,692	$21,448	$46,808	$11,832	$58,640

The following tables present the loan count by type of modification for those loans modified in a TDR during the year ended December 31, 2013 and 2012.

Puerto Rico
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	5	-	-
Commercial real estate owner occupied	6	4	-	45
Commercial and industrial	23	13	-	10
Mortgage	22	42	341	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,157	119	364	1,071

U.S. mainland
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	-	2	4	-
Commercial real estate owner occupied	-	1	1	-
Commercial and industrial	-	1	-	-
Mortgage	1	1	26	-
Consumer:
Total	1	5	31	-

Popular, Inc.
For the year ended December 31, 2013
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial real estate non-owner occupied	5	7	4	-
Commercial real estate owner occupied	6	5	1	45
Commercial and industrial	23	14	-	10
Mortgage	23	43	367	17
Leasing	-	22	23	-
Consumer:
Credit cards	1,107	-	-	989
Personal	923	22	-	6
Auto	-	11	-	-
Other	71	-	-	4
Total	2,158	124	395	1,071

Puerto Rico
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	2
Commercial real estate non-owner occupied	9	8	-	12
Commercial real estate owner occupied	13	22	-	208
Commercial and industrial	42	91	-	87
Construction	8	1	-	1
Mortgage	579	147	1,548	202
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,433	375	1,593	1,763

U.S. mainland
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	1
Commercial real estate non-owner occupied	2	2	5	1
Commercial real estate owner occupied	-	-	-	2
Construction	-	-	-	1
Mortgage	4	1	73	-
Legacy	1	-	-	2
Consumer:
HELOCs	1	-	3	-
Total	8	3	81	7

Popular, Inc.
For the year ended December 31, 2012
	Reduction in interest rate	Extension of maturity date	Combination of reduction in interest rate and extension of maturity date	Other
Commercial multi-family	-	-	-	3
Commercial real estate non-owner occupied	11	10	5	13
Commercial real estate owner occupied	13	22	-	210
Commercial and industrial	42	91	-	87
Construction	8	1	-	2
Mortgage	583	148	1,621	202
Legacy	1	-	-	2
Leasing	-	66	42	-
Consumer:
Credit cards	1,640	-	-	1,242
HELOCs	1	-	3	-
Personal	1,080	31	-	5
Auto	-	9	3	-
Other	62	-	-	4
Total	3,441	378	1,674	1,770

The following tables present by class, quantitative information related to loans modified as TDRs during the years ended December 31, 2013 and 2012.

Puerto Rico
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	10	$10,729	$9,194	$(7)
Commercial real estate owner occupied	55	29,975	25,629	(1,047)
Commercial and industrial	46	15,947	14,855	(253)
Mortgage	422	72,899	76,839	8,869
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,711	$162,963	$163,197	$14,128

U.S. mainland
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	6	$4,798	$4,552	$(65)
Commercial real estate owner occupied	2	1,263	836	(144)
Commercial and industrial	1	2,125	1,060	(216)
Mortgage	28	3,240	3,395	1,099
Consumer:
Total	37	$11,426	$9,843	$674

Popular, Inc.
For the year ended December 31, 2013
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial real estate non-owner occupied	16	15,527	13,746	(72)
Commercial real estate owner occupied	57	31,238	26,465	(1,191)
Commercial and industrial	47	18,072	15,915	(469)
Mortgage	450	76,139	80,234	9,968
Leasing	45	928	900	271
Consumer:
Credit cards	2,096	16,622	19,810	2,380
Personal	951	15,474	15,507	3,864
Auto	11	122	199	15
Other	75	267	264	36
Total	3,748	$174,389	$173,040	$14,802

Puerto Rico
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	2	$271	$271	$6
Commercial real estate non-owner occupied	29	18,240	18,433	(583)
Commercial real estate owner occupied	243	83,271	82,841	(113)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	10	6,617	5,822	(212)
Mortgage	2,476	325,866	356,077	23,279
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,164	$555,398	$575,055	$18,932

U.S. mainland
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	1	$572	$563	$-
Commercial real estate non-owner occupied	10	16,941	18,367	219
Commercial real estate owner occupied	2	3,051	2,547	(106)
Construction	1	1,573	1,573	-
Mortgage	78	8,749	8,855	1,211
Legacy	3	1,272	1,267	(3)
Consumer:
HELOCs	4	583	560	3
Total	99	$32,741	$33,732	$1,324

Popular, Inc.
For the year ended December 31, 2012
(Dollars in thousands)	Loan count	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Increase (decrease) in the allowance for loan losses as a result of modification
Commercial multi-family	3	$843	$834	$6
Commercial real estate non-owner occupied	39	35,181	36,800	(364)
Commercial real estate owner occupied	245	86,322	85,388	(219)
Commercial and industrial	220	77,909	64,767	(6,489)
Construction	11	8,190	7,395	(212)
Mortgage	2,554	334,615	364,932	24,490
Legacy	3	1,272	1,267	(3)
Leasing	108	1,752	1,684	217
Consumer:
Credit cards	2,882	24,193	27,822	81
HELOCs	4	583	560	3
Personal	1,116	16,875	16,931	2,743
Auto	12	164	168	4
Other	66	240	239	(1)
Total	7,263	$588,139	$608,787	$20,256

During the years ended December 31, 2013 and 2012, six loans comprising a recorded investment of approximately $165 million and thirteen loans of $134 million, respectively, were restructured into multiple notes (“Note A / B split”). The Corporation recorded approximately $26.6 million and $15.9 million in loan charge-offs as part of the loan restructuring during the year ended December 31, 2013 and 2012, respectively.  The renegotiations of these loans were made after analyzing the borrowers' capacity to repay the debt, collateral and ability to perform under the modified terms. The recorded investment on these commercial TDRs amounted to approximately $130 million at December 31, 2013 (December 31, 2012 - $115 million) with a related allowance for loan losses amounting to approximately $64 million (December 31, 2012 - $267 thousand).

The following tables present by class, TDRs that were subject to payment default and that had been modified as a TDR during the twelve months preceding the default date. Payment default is defined as a restructured loan becoming 90 days past due after being modified, foreclosed or charged-off, whichever occurs first. The recorded investment at December 31, 2013 is inclusive of all partial paydowns and charge-offs since the modification date. Loans modified as a TDR that were fully paid down, charged-off or foreclosed upon by period end are not reported.

Puerto Rico
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	5	$5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total [1]	1,002	$48,567
[1] Excludes loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Total	3	$2,554

Popular, Inc.
Defaulted during the year ended December 31, 2013
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	3	$2,554
Commercial real estate owner occupied	5	5,733
Commercial and industrial	6	1,838
Mortgage	208	32,734
Leasing	18	279
Consumer:
Credit cards	623	5,955
Personal	134	1,862
Auto	6	145
Other	2	21
Total	1,005	$51,121

Puerto Rico
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	28	9,011
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	668	94,991
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total [1]	1,501	$117,028
[1] Exclude loans for which the Corporation has entered into liquidation agreements with borrowers and guarantors and is accepting payments which differ from the contractual payment schedule. The Corporation considers these as defaulted loans and does not intent to return them to accrual status.

U.S. mainland
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate owner occupied	1	$1,935
Mortgage	12	1,134
Consumer:
Total	13	$3,069

Popular, Inc.
Defaulted during the year ended December 31, 2012
(Dollars In thousands)	Loan count	Recorded investment as of first default date
Commercial real estate non-owner occupied	1	$1,770
Commercial real estate owner occupied	29	10,946
Commercial and industrial	12	4,031
Construction	5	690
Mortgage	680	96,125
Leasing	24	455
Consumer:
Credit cards	421	3,778
Personal	338	2,266
Auto	2	28
Other	2	8
Total	1,514	$120,097

Commercial, consumer and mortgage loans modified in a TDR are closely monitored for delinquency as an early indicator of possible future default.  If loans modified in a TDR subsequently default, the Corporation evaluates the loan for possible further impairment.  The allowance for loan losses may be increased or partial charge-offs may be taken to further write-down the carrying value of the loan.

Credit Quality

The Corporation has defined a dual risk rating system to assign a rating to all credit exposures, particularly for the commercial and construction loan portfolios. Risk ratings in the aggregate provide the Corporation's management the asset quality profile for the loan portfolio. The dual risk rating system provides for the assignment of ratings at the obligor level based on the financial condition of the borrower, and at the credit facility level based on the collateral supporting the transaction. The Corporation's consumer and mortgage loans are not subject to the dual risk rating system. Consumer and mortgage loans are classified substandard or loss based on their delinquency status. All other consumer and mortgage loans that are not classified as substandard or loss would be considered “unrated”.

The Corporation's obligor risk rating scales range from rating 1 (Excellent) to rating 14 (Loss). The obligor risk rating reflects the risk of payment default of a borrower in the ordinary course of business.

Pass Credit Classifications:

Pass (Scales 1 through 8) – Loans classified as pass have a well defined primary source of repayment very likely to be sufficient, with no apparent risk, strong financial position, minimal operating risk, profitability, liquidity and capitalization better than industry standards.

Watch (Scale 9) – Loans classified as watch have acceptable business credit, but borrower's operations, cash flow or financial condition evidence more than average risk, requires above average levels of supervision and attention from Loan Officers.

Special Mention (Scale 10) - Loans classified as special mention have potential weaknesses that deserve management's close attention.  If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the Corporation's credit position at some future date.

Adversely Classified Classifications:

Substandard (Scales 11 and 12) - Loans classified as substandard are deemed to be inadequately protected by the current net worth and payment capacity of the obligor or of the collateral pledged, if any.  Loans classified as such have well-defined weaknesses that jeopardize the liquidation of the debt.  They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Doubtful (Scale 13) - Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the additional characteristic that the weaknesses make the collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable and improbable.

Loss (Scale 14) - Uncollectible and of such little value that continuance as a bankable asset is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this asset even though partial recovery may be effected in the future.

Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.

The Corporation periodically reviews loans classified as watch or worse, to evaluate if they are properly classified, and to determine impairment, if any. The frequency of these reviews will depend on the amount of the aggregate outstanding debt, and the risk rating classification of the obligor. In addition, during the renewal process of applicable credit facilities, the Corporation evaluates the corresponding loan grades.

Loans classified as pass credits are excluded from the scope of the review process described above until: (a) they become past due; (b) management becomes aware of deterioration in the creditworthiness of the borrower; or (c) the customer contacts the Corporation for a modification.  In these circumstances, the credit facilities are specifically evaluated to assign the appropriate risk rating classification.

The Corporation has a Credit Process Review Group within the Corporate Credit Risk Management Division (“CCRMD”), which performs annual comprehensive credit process reviews of several middle markets, construction, asset-based and corporate banking lending groups in BPPR. This group evaluates the credit risk profile of each originating unit along with each unit's credit administration effectiveness, including the assessment of the risk rating representative of the current credit quality of the loans, and the evaluation of collateral documentation. The monitoring performed by this group contributes to assess compliance with credit policies and underwriting standards, determine the current level of credit risk, evaluate the effectiveness of the credit management process and identify control deficiencies that may arise in the credit-granting process. Based on its findings, the Credit Process Review Group recommends corrective actions, if necessary, that help in maintaining a sound credit process. CCRMD has contracted an outside loan review firm to perform the credit process reviews for the portfolios of commercial and construction loans in the U.S. mainland operations. The CCRMD participates in defining the review plan with the outside loan review firm and actively participates in the discussions of the results of the loan reviews with the business units. The CCRMD may periodically review the work performed by the outside loan review firm. CCRMD reports the results of the credit process reviews to the Risk Management Committee of the Corporation's Board of Directors.

The following table presents the outstanding balance, net of unearned income, of non-covered loans held-in-portfolio based on the Corporation's assignment of obligor risk ratings as defined at December 31, 2013 and 2012.

December 31, 2013
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$2,477	$4,453	$2,343	$-	$-	$9,273	$73,130	$82,403
Commercial real estate non-owner occupied	230,847	156,189	115,435	-	112	502,583	1,361,635	1,864,218
Commercial real estate owner occupied	231,705	134,577	305,565	-	-	671,847	934,656	1,606,503
Commercial and industrial	727,647	192,404	214,531	68	446	1,135,096	1,777,370	2,912,466
Total Commercial	1,192,676	487,623	637,874	68	558	2,318,799	4,146,791	6,465,590
Construction	6,895	1,788	25,722	2,250	-	36,655	124,516	161,171
Mortgage	-	-	169,239	-	-	169,239	5,231,440	5,400,679
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,044	-	-	21,044	1,148,577	1,169,621
HELOCs	-	-	665	-	2,426	3,091	12,087	15,178
Personal	-	-	7,483	-	141	7,624	1,206,260	1,213,884
Auto	-	-	10,407	-	155	10,562	688,929	699,491
Other	-	-	2,019	-	3,531	5,550	212,914	218,464
Total Consumer	-	-	41,618	-	6,253	47,871	3,268,767	3,316,638
Total Puerto Rico	$1,199,571	$489,411	$877,948	$2,318	$6,811	$2,576,059	$13,311,780	$15,887,839
U.S. mainland
Commercial multi-family	$73,481	$11,459	$62,346	$-	$-	$147,286	$946,248	$1,093,534
Commercial real estate non-owner occupied	75,094	29,442	160,001	-	-	264,537	841,750	1,106,287
Commercial real estate owner occupied	56,515	15,845	75,508	-	-	147,868	412,174	560,042
Commercial and industrial	11,657	11,822	46,307	-	-	69,786	741,945	811,731
Total Commercial	216,747	68,568	344,162	-	-	629,477	2,942,117	3,571,594
Construction	-	-	20,885	-	-	20,885	24,028	44,913
Mortgage	-	-	26,292	-	-	26,292	1,254,505	1,280,797
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Consumer:
Credit cards	-	-	486	-	-	486	15,165	15,651
HELOCs	-	-	3,317	-	5,315	8,632	454,401	463,033
Personal	-	-	1,005	-	569	1,574	133,661	135,235
Auto	-	-	-	-	2	2	487	489
Other	-	-	20	-	1	21	1,159	1,180
Total Consumer	-	-	4,828	-	5,887	10,715	604,873	615,588
Total U.S. mainland	$231,695	$80,161	$438,789	$-	$5,887	$756,532	$4,967,495	$5,724,027
Popular, Inc.
Commercial multi-family	$75,958	$15,912	$64,689	$-	$-	$156,559	$1,019,378	$1,175,937
Commercial real estate non-owner occupied	305,941	185,631	275,436	-	112	767,120	2,203,385	2,970,505
Commercial real estate owner occupied	288,220	150,422	381,073	-	-	819,715	1,346,830	2,166,545
Commercial and industrial	739,304	204,226	260,838	68	446	1,204,882	2,519,315	3,724,197
Total Commercial	1,409,423	556,191	982,036	68	558	2,948,276	7,088,908	10,037,184
Construction	6,895	1,788	46,607	2,250	-	57,540	148,544	206,084
Mortgage	-	-	195,531	-	-	195,531	6,485,945	6,681,476
Legacy	14,948	11,593	42,622	-	-	69,163	141,972	211,135
Leasing	-	-	3,495	-	-	3,495	540,266	543,761
Consumer:
Credit cards	-	-	21,530	-	-	21,530	1,163,742	1,185,272
HELOCs	-	-	3,982	-	7,741	11,723	466,488	478,211
Personal	-	-	8,488	-	710	9,198	1,339,921	1,349,119
Auto	-	-	10,407	-	157	10,564	689,416	699,980
Other	-	-	2,039	-	3,532	5,571	214,073	219,644
Total Consumer	-	-	46,446	-	12,140	58,586	3,873,640	3,932,226
Total Popular, Inc.	$1,431,266	$569,572	$1,316,737	$2,318	$12,698	$3,332,591	$18,279,275	$21,611,866

The following table presents the weighted average obligor risk rating at December 31, 2013 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.33				5.31
Commercial real estate non-owner occupied			11.38				6.73
Commercial real estate owner occupied			11.31				6.89
Commercial and industrial			11.34				6.63
Total Commercial			11.33				6.71
Construction			11.63				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.34				7.08
Commercial real estate non-owner occupied			11.27				6.89
Commercial real estate owner occupied			11.31				7.04
Commercial and industrial			11.09				6.53
Total Commercial			11.27				6.89
Construction			11.27				7.64
Legacy			11.24				7.72

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.

December 31, 2012
		Special					Pass/
(In thousands)	Watch	Mention	Substandard	Doubtful	Loss	Sub-total	Unrated	Total
Puerto Rico[1]
Commercial multi-family	$978	$255	$16,736	$-	$-	$17,969	$97,124	$115,093
Commercial real estate non-owner occupied	120,608	156,853	252,068	-	-	529,529	820,904	1,350,433
Commercial real estate owner occupied	195,876	140,788	647,458	1,242	-	985,364	1,057,122	2,042,486
Commercial and industrial	438,758	201,660	410,026	4,162	682	1,055,288	1,732,984	2,788,272
Total Commercial	756,220	499,556	1,326,288	5,404	682	2,588,150	3,708,134	6,296,284
Construction	645	31,789	41,278	-	-	73,712	138,555	212,267
Mortgage	-	-	569,334	-	-	569,334	4,379,590	4,948,924
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	22,965	-	-	22,965	1,160,107	1,183,072
HELOCs	-	-	1,333	-	3,269	4,602	12,204	16,806
Personal	-	-	8,203	-	77	8,280	1,237,502	1,245,782
Auto	-	-	8,551	-	-	8,551	551,765	560,316
Other	-	-	3,036	-	-	3,036	225,317	228,353
Total Consumer	-	-	44,088	-	3,346	47,434	3,186,895	3,234,329
Total Puerto Rico	$756,865	$531,345	$1,985,730	$5,404	$4,151	$3,283,495	$11,948,832	$15,232,327
U.S. mainland
Commercial multi-family	$78,490	$22,050	$71,658	$-	$-	$172,198	$734,489	$906,687
Commercial real estate non-owner occupied	108,806	55,911	204,532	-	-	369,249	914,750	1,283,999
Commercial real estate owner occupied	22,423	6,747	113,161	-	-	142,331	423,633	565,964
Commercial and industrial	24,489	8,889	65,562	-	-	98,940	706,328	805,268
Total Commercial	234,208	93,597	454,913	-	-	782,718	2,779,200	3,561,918
Construction	5,268	-	21,182	-	-	26,450	14,140	40,590
Mortgage	-	-	34,077	-	-	34,077	1,095,506	1,129,583
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Consumer:
Credit cards	-	-	505	-	-	505	14,636	15,141
HELOCs	-	-	3,150	-	4,304	7,454	466,775	474,229
Personal	-	-	785	-	941	1,726	141,403	143,129
Auto	-	-	-	-	4	4	764	768
Other	-	-	3	-	-	3	1,287	1,290
Total Consumer	-	-	4,443	-	5,249	9,692	624,865	634,557
Total U.S. mainland	$265,652	$108,822	$624,085	$-	$5,249	$1,003,808	$4,747,057	$5,750,865
Popular, Inc.
Commercial multi-family	$79,468	$22,305	$88,394	$-	$-	$190,167	$831,613	$1,021,780
Commercial real estate non-owner occupied	229,414	212,764	456,600	-	-	898,778	1,735,654	2,634,432
Commercial real estate owner occupied	218,299	147,535	760,619	1,242	-	1,127,695	1,480,755	2,608,450
Commercial and industrial	463,247	210,549	475,588	4,162	682	1,154,228	2,439,312	3,593,540
Total Commercial	990,428	593,153	1,781,201	5,404	682	3,370,868	6,487,334	9,858,202
Construction	5,913	31,789	62,460	-	-	100,162	152,695	252,857
Mortgage	-	-	603,411	-	-	603,411	5,475,096	6,078,507
Legacy	26,176	15,225	109,470	-	-	150,871	233,346	384,217
Leasing	-	-	4,742	-	123	4,865	535,658	540,523
Consumer:
Credit cards	-	-	23,470	-	-	23,470	1,174,743	1,198,213
HELOCs	-	-	4,483	-	7,573	12,056	478,979	491,035
Personal	-	-	8,988	-	1,018	10,006	1,378,905	1,388,911
Auto	-	-	8,551	-	4	8,555	552,529	561,084
Other	-	-	3,039	-	-	3,039	226,604	229,643
Total Consumer	-	-	48,531	-	8,595	57,126	3,811,760	3,868,886
Total Popular, Inc.	$1,022,517	$640,167	$2,609,815	$5,404	$9,400	$4,287,303	$16,695,889	$20,983,192

The following table presents the weighted average obligor risk rating at December 31, 2012 for those classifications that consider a range of rating scales.

Weighted average obligor risk rating		(Scales 11 and 12)				(Scales 1 through 8)
Puerto Rico:[1]			Substandard				Pass
Commercial multi-family			11.94				5.68
Commercial real estate non-owner occupied			11.28				6.98
Commercial real estate owner occupied			11.51				6.93
Commercial and industrial			11.35				6.69
Total Commercial			11.42				6.81
Construction			11.99				7.86

U.S. mainland:			Substandard				Pass
Commercial multi-family			11.26				7.12
Commercial real estate non-owner occupied			11.38				7.04
Commercial real estate owner occupied			11.28				6.64
Commercial and industrial			11.19				6.73
Total Commercial			11.31				6.81
Construction			11.28				7.21
Legacy			11.30				7.48

[1]	Excludes covered loans acquired in the Westernbank FDIC-assisted transaction.